Guggenheim Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850
Supplement Dated August 31, 2015
to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as supplemented from time to time, for Guggenheim Large Cap Value Fund, Guggenheim Small Cap Value Fund, Guggenheim Mid Cap Value Fund, and Guggenheim Mid Cap Value Institutional Fund (the “Funds”)
This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective immediately, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are added as portfolio managers for the Funds. James P. Schier remains a portfolio manager of Guggenheim Small Cap Value Fund, Guggenheim Mid Cap Value Fund, and Guggenheim Mid Cap Value Institutional Fund and is added as a portfolio manager for Guggenheim Large Cap Value Fund.
Effective immediately, Mark A. Mitchell no longer serves as a portfolio manager for the Guggenheim Large Cap Value Fund. Accordingly, all references to Mark A. Mitchell are hereby deleted.
Effective immediately, the section of the Prospectus for Guggenheim Large Cap Value Fund titled "Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.
In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Fund may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.
The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns. The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.
The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

The Fund may, from time to time, invest a portion of its assets in technology stocks.
Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Fund may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
Effective immediately, the sections of the Prospectus titled “Management of the Fund” are hereby deleted in their entirety and replaced as follows:
Guggenheim Large Cap Value Fund:
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Fund. James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Fund. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, and Gregg Strohkorb each hold the title of Portfolio Manager with the Investment Manager. Messrs. Schier, Hammond, Sharaff, and Strohkorb have co-managed the Fund since August 2015.
Guggenheim Mid Cap Value Fund:
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Fund. James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Fund. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, and Gregg Strohkorb each hold the title of Portfolio Manager with the Investment Manager. James P. Schier has managed the Fund since May 1997. Messrs. Hammond, Sharaff, and Strohkorb have co-managed the Fund since August 2015.
Guggenheim Mid Cap Value Institutional Fund and Guggenheim Small Cap Value Fund:
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Fund. James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Fund. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, and Gregg Strohkorb each hold the title of Portfolio Manager with the Investment Manager. James P. Schier has managed the Fund since July 2008. Messrs. Hammond, Sharaff, and Strohkorb have co-managed the Fund since August 2015.
Effective immediately, the list of Funds for which each Portfolio Manager oversees the day-to-day operations contained in the section of the Prospectus titled “Portfolio Managers” is revised as follows:

James P. Schier

Guggenheim Mid Cap Value Fund, Guggenheim Mid Cap Value Institutional Fund, Guggenheim Small Cap Value Fund, and Guggenheim Large Cap Value Fund

Scott Hammond and Farhan Sharaff

Guggenheim StylePlus-Large Core Fund, Guggenheim StylePlus-Mid Growth Fund, Guggenheim World Equity Income Fund, Guggenheim Mid Cap Value Fund, Guggenheim Mid Cap Value Institutional Fund, Guggenheim Small Cap Value Fund, and Guggenheim Large Cap Value Fund

Effective immediately, the following paragraph is hereby added to the section of the Prospectus titled “Portfolio Managers”:

Guggenheim Mid Cap Value Fund, Guggenheim Mid Cap Value Institutional Fund, Guggenheim Small Cap Value Fund, and Guggenheim Large Cap Value Fund
Gregg Strohkorb, Portfolio Manager of Security Investors, has managed Guggenheim Mid Cap Value Fund, Guggenheim Mid Cap Value Institutional Fund, Guggenheim Large Cap Value Fund and Guggenheim Small Cap Value Fund since August 2015.  Mr. Strohkorb joined the Investment Manager in 2006 and also serves as a senior quantitative research analyst. Prior to joining the firm, Mr. Strohkorb was a Quantitative Equity Analyst for Denver Investment Advisors and a small hedge fund.  In addition, Mr. Strohkorb has extensive experience in software development, systems management and database management.  This includes experience with Morgan Stanley in international equity trading, settlement, corporate actions and securities lending systems. He earned a B.S. in Biological Sciences and an M.S. in Applied Science from The College of William and Mary and an MBA in International Business from the American Graduate School of International Management. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Effective immediately, the following information is hereby added to the table in the section titled “Portfolio Managers-Other Accounts Managed by Portfolio Managers” on page 70 of the SAI:

	Dollar Range of Fund Shares Owned	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager		Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Gregg Strohkorb*	$ 0	0	$ 0	0	$ 0	0	$ 0

*	Information provided as of July 31, 2015

Please Retain This Supplement for Future Reference

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